Segment Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Segment Information [Abstract]
Disclosure by reportable segment and reconciliation of total operating segment information
The following table presents certain relevant financial information by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Revenues:
Propane	$283,759	$358,309	$524,115	$617,710
Fuel oil and refined fuels	43,748	63,518	74,729	101,920
Natural gas and electricity	21,708	32,689	39,759	51,657
All other	8,411	9,586	18,909	21,122

Total revenues	$357,626	$464,102	$657,512	$792,409

Operating income:
Propane	$70,483	$108,128	$113,981	$173,266
Fuel oil and refined fuels	3,465	13,033	5,931	14,755
Natural gas and electricity	1,639	5,375	4,343	8,620
All other	(3,732)	(2,951)	(6,329)	(5,514)
Corporate	(15,730)	(16,352)	(31,511)	(33,553)

Total operating income	56,125	107,233	86,415	157,574
Reconciliation to net income:
Loss on debt extinguishment	507	-	507	-
Interest expense, net	6,425	6,819	13,263	13,665
Provision for income taxes	(380)	98	(160)	464

Net income	$49,573	$100,316	$72,805	$143,445

Depreciation and amortization:
Propane	$4,942	$4,800	$9,855	$9,493
Fuel oil and refined fuels	620	617	1,162	1,271
Natural gas and electricity	79	224	303	447
All other	20	98	53	105
Corporate	1,988	2,715	4,061	5,318

Total depreciation and amortization	$7,649	$8,454	$15,434	$16,634

	As of
	March 24, 2012	September 24, 2011
Assets:
Propane	$728,135	$706,008
Fuel oil and refined fuels	48,347	44,973
Natural gas and electricity	18,621	18,675
All other	3,694	3,719
Corporate	132,681	183,084

Total assets	$931,478	$956,459

The following table presents certain data by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009
Revenues:
Propane	$929,492	$885,459	$864,012
Fuel oil and refined fuels	139,572	135,059	159,596
Natural gas and electricity	84,721	77,587	76,832
All other	36,767	38,589	42,714
Total revenues	$1,190,552	$1,136,694	$1,143,154

Operating income:
Propane	$203,567	$230,717	$268,969
Fuel oil and refined fuels	11,140	11,589	17,950
Natural gas and electricity	11,667	11,629	12,791
All other	(13,750)	(17,995)	(16,346)
Corporate	(69,396)	(82,572)	(72,749)
Total operating income	143,228	153,368	210,615
Reconciliation to net income:
Loss on debt extinguishment	-	9,473	4,624
Interest expense, net	27,378	27,397	38,267
Provision for income taxes	884	1,182	2,486
Net income	$114,966	$115,316	$165,238

Depreciation and amortization:
Propane	$19,525	$17,505	$15,951
Fuel oil and refined fuels	4,139	3,277	4,253
Natural gas and electricity	897	970	1,008
All other	111	261	436
Corporate	10,956	8,821	8,695
Total depreciation and amortization	$35,628	$30,834	$30,343

	As of
	September 24,	September 25,
	2011	2010
Assets:
Propane	$706,008	$693,699
Fuel oil and refined fuels	44,973	57,681
Natural gas and electricity	18,675	21,552
All other	3,719	3,042
Corporate	183,084	194,940
Total assets	$956,459	$970,914